SCHEDULE OF OPTION ASSUMPTION (Details)	Jul. 08, 2021	Apr. 27, 2021	Feb. 02, 2021	Jan. 25, 2021	Feb. 19, 2020	Feb. 19, 2020	Aug. 08, 2019	Aug. 08, 2019	Mar. 20, 2018	Jan. 02, 2016
Common Stock Warrants and Options [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected dividends	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%		0.00%		0.00%
Expected volatility	130.18%	158.54%	112.00%	133.22%	125.19%	125.19%		105.73%		112.00%
Expected term	4 years	3 years	5 years	7 years	3 years	3 years		3 years		5 years
Risk free interest rate	0.37%	1.37%	0.18%	1.46%	1.50%	1.56%		1.54%		0.18%
Expected forfeitures	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%		0.00%		0.00%
Common Stock Warrants and Options One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected dividends	0.00%				0.00%	0.00%		0.00%
Expected volatility	130.18%				125.19%	125.19%		105.73%
Expected term	4 years				6 years	3 years		3 years
Risk free interest rate	0.37%				1.46%	1.50%		1.54%
Expected forfeitures	0.00%				0.00%	0.00%		0.00%
Common Stock Warrants and Options Two [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected dividends					0.00%		0.00%
Expected volatility					125.19%		105.73%
Expected term					6 years		3 years
Risk free interest rate					1.46%		1.54%
Expected forfeitures					0.00%		0.00%
Common Stock Warrants and Options [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected dividends							0.00%
Expected volatility							105.73%
Expected term							2 years
Risk free interest rate							1.62%
Expected forfeitures							0.00%
Common Stock Warrants and Options One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected dividends							0.00%
Expected volatility							105.73%
Expected term							2 years
Risk free interest rate							1.62%
Expected forfeitures							0.00%
Common Stock Warrants and Options Two [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected dividends							0.00%
Expected volatility							105.73%
Expected term							3 years
Risk free interest rate							1.54%
Expected forfeitures							0.00%
Common Stock Warrants And Options Three [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected dividends							0.00%
Expected volatility							105.73%
Expected term							2 years
Risk free interest rate							1.62%
Expected forfeitures							0.00%
Common Stock Warrants And Options Four [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected dividends							0.00%
Expected volatility							105.73%
Expected term							2 years
Risk free interest rate							1.62%
Expected forfeitures							0.00%
Common Stock Warrants And Options Five [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected dividends							0.00%
Expected volatility							105.73%
Expected term							2 years
Risk free interest rate							1.62%
Expected forfeitures							0.00%
Common Stock Warrants And Options Six [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected dividends							0.00%
Expected volatility							105.73%
Expected term							2 years
Risk free interest rate							1.62%
Expected forfeitures							0.00%
Common Stock Warrants and Options Seven [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected dividends							0.00%
Expected volatility							105.73%
Expected term							3 years
Risk free interest rate							1.54%
Expected forfeitures							0.00%
Common Stock Warrants and Options Eight [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected dividends							0.00%
Expected volatility							105.73%
Expected term							3 years
Risk free interest rate							1.54%
Expected forfeitures							0.00%
Common Stock Warrants And Options Nine [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected dividends									0.00%
Expected volatility									97.56%
Expected term									4 years
Risk free interest rate									2.65%
Expected forfeitures									0.00%